Other operating income	12 Months Ended
Dec. 31, 2022
Other operating income.
Other operating income

(27) Other operating income

In 2022 and 2021, and 2020, other operating income mainly relates to refunds from Sanofi relating to the development of portfolios in Lyon and Toulouse (2020 only) amounting to k€ 34,174 (2021: k€ 35,762, 2020: k€ 43,398). Further included are refunds from French CIR (crédit d’impôt recherche) of k€ 25,068 (2021: k€ 22,691, 2020: k€ 19,308) and Italy of k€ 7,342 (2021: k€ 2,784, 2020: k€ 124) as well as similar refunds in United Kingdom from the “R&D Expenditure Credit”(RDEC) in the amount of k€ 7,250 (2021: k€ 6,502, 2020: k€ 4,337). Additionally, 2022 was the first year Evotec received R&D tax refunds from the German government of k€ 3,280 (2021: k€ 0, 2020: k€ 0). These tax refunds from tax development programmes are akin to a government grant and as a result shown as other operating income.